Share Based Compensation (Details) $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Nov. 30, 2018 $ / shares shares
Share Based Compensation (Details) [Line Items]
Vesting period	4 years	4 years
Number of options available for grant (in Shares)	457,114					457,114
Aggregate intrinsic value of outstanding options (in Dollars) | $
Share based compensation expense capitalized	₨ 23	$ 0.3	₨ 8		₨ 13
Options (in Shares)	558,829		703,708		870,065	558,829	703,708
Option exercise price (in Dollars per share) | $ / shares								$ 13.25
Employee Stock Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Employee stock option (in Shares)	2,023,744					2,023,744
Share based compensation expense capitalized	₨ 23	$ 0.3	₨ 8
Unrecognized compensation cost	₨ 104					$ 1.4
Unrecognized compensation cost, expected period of recognition	3 years 1 month 6 days	3 years 1 month 6 days
Intrinsic value of options exercised | ₨			35
Options (in Shares)								692,507
Option exercise price (in Dollars per share) | $ / shares								$ 11.9
Share-Based Payment Arrangement, Tranche One [Member]
Share Based Compensation (Details) [Line Items]
Vesting percentage	25.00%	25.00%
Share-Based Payment Arrangement, Tranche Two [Member]
Share Based Compensation (Details) [Line Items]
Vesting percentage	25.00%	25.00%
Share-Based Payment Arrangement, Tranche Three [Member]
Share Based Compensation (Details) [Line Items]
Vesting percentage	25.00%	25.00%
Share Based Compensation Award Tranche Four [Member]
Share Based Compensation (Details) [Line Items]
Vesting percentage	25.00%	25.00%
General and Administrative Expense [Member]
Share Based Compensation (Details) [Line Items]
Share based compensation expense	₨ 69	$ 0.9	44		₨ 17
Share based compensation expense capitalized | $
General and Administrative Expense [Member] | Employee Stock Option Plan [Member]
Share Based Compensation (Details) [Line Items]
Share based compensation expense	₨ 69	$ 0.9	36		₨ 17
Restricted Stock Units (RSUs) [Member] | Director [Member]
Share Based Compensation (Details) [Line Items]
Number of RS granted (in Shares)	4,273	4,273
Restricted Stocks [Member]
Share Based Compensation (Details) [Line Items]
Number of RS granted (in Shares)	4,748	4,748
Stock Appreciation Rights (SARs) [Member]
Share Based Compensation (Details) [Line Items]
Share based compensation expense | ₨	₨ 373		1,319
Share based compensation expense capitalized | $
Unrecognized compensation cost	₨ 414					5.5
Unrecognized compensation cost, expected period of recognition	3 years 4 months 24 days	3 years 4 months 24 days
Carrying value of liability	₨ 844		1,217			$ 11.1
Stock Appreciation Rights (SARs) [Member] | Maximum [Member]
Share Based Compensation (Details) [Line Items]
Maturity date	Mar. 31, 2028	Mar. 31, 2028
Stock Appreciation Rights (SARs) [Member] | General and Administrative Expense [Member]
Share Based Compensation (Details) [Line Items]
Share based compensation expense	₨ 1,319	$ 4.9	₨ 373